NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Income (Loss) Per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Less: accretion adjustment	(2,039,144)	1,090,294	1,155,122
Net loss attributable to common shareholders, basic	(67,183,461)	(35,526,870)	(66,557,122)
Net loss attributable to common shareholders, diluted	$ (67,183,461)	$ (35,526,870)	$ (66,557,122)
Denominator:
Weighted - average shares - basic (in shares)	13,063,482	9,348,633	9,261,222
Weighted - average shares - diluted (in shares)	13,063,482	9,348,633	9,261,222
Net loss per common share - basic (in dollars per share)	$ (5.14)	$ (3.80)	$ (7.19)
Net loss per common share - diluted (in dollars per share)	$ (5.14)	$ (3.80)	$ (7.19)